U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:     Keystone Intermediate Term Bond Fund
                                         200 Berkeley Street
                                         Boston, MA  02116

2.       Name of each series or class of funds for which this notice is filed:

                  Shares of beneficial interest, without par value Classes A, B, and C

3.       Investment Company Act File Number:  811-4952

         Securities Act File Number: 33-11048

4.       Last day of fiscal year for which this notice is filed:

                  June 30, 1997

5. Check box if this notice is being filed for more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

                  Not Applicable

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                  Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                       529,128

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                     1,774,045

9. Number and aggregate sale price of securities sold during the fiscal year:

                       397,863
                    $3,561,629

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                           -0-

11: Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                       123,353
                   $ 1,095,398

12.      Calculation of registration fee:

          (i)   Aggregate sale price of
                   securities sold during
                   the fiscal year in reliance
                   on Rule 24f-2 (from Item 10):           $    -0-
                                                            -------------

         (ii)   Aggregate price of shares
                   issued in connection with
                   dividend reinvestment plans
                   (from Item 11, if applicable):         + $ 1,095,398
                                                            -------------

        (iii)   Aggregate price of shares
                   redeemed or repurchased
                   during the fiscal year (if
                   applicable):                           - $ 14,580,292
                                                            -------------

         (iv)   Aggregate   price  of  shares
                   redeemed  or  repurchased  and
                   previously  applied as a reduction
                   to filing fees pursuant to
                   Rule 24e-2 (if applicable):            + $    -0-
                                                            -------------

         (v)       Net aggregate  price of securities
                   sold and issued during the
                   fiscal year in  reliance  on
                   Rule 24f-2 [line (i),  plus line
                   (ii), less line (iii), plus line
                   (iv)] (if applicable):                   $    -0-
                                                            -------------

         (vi)   Multiplier prescribed by
                   Section 6(b) of the Secu-
                   rities Act of 1933 or other
                   applicable law or regulation            x   1/2900
                                                            -------------

         (vii)  Fee due [line (i) or line
                   (v) multiplied by line (vi)]            x   $  -0-
                                                            -------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                  Not applicable

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                  Not applicable

                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         BY (Signature and Title):                   /s/ John J. Pileggi
                                                     ------------------------
                                                     John J. Pileggi
                                                     President and Treasurer


         DATE: August 29, 1997